Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	257,964,405.94	17,263
Yield Supplement Overcollateralization Amount 08/31/21	8,416,999.29	0
Receivables Balance 08/31/21	266,381,405.23	17,263
Principal Payments	14,063,892.60	439
Defaulted Receivables	338,089.80	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	7,770,682.20	0
Pool Balance at 09/30/21	244,208,740.63	16,808

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.65%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,082,673.53	102
Past Due 61-90 days	704,401.01	32
Past Due 91-120 days	137,087.70	11
Past Due 121+ days	0.00	0
Total	2,924,162.24	145

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.16%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	213,689.10
Aggregate Net Losses/(Gains) - September 2021	124,400.70
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.56%
Prior Net Losses Ratio	0.31%
Second Prior Net Losses Ratio	-0.29%
Third Prior Net Losses Ratio	0.12%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	6.39%
Weighted Average Remaining Term	37.85

Flow of Funds	$ Amount
Collections	15,206,350.99
Investment Earnings on Cash Accounts	56.79
Servicing Fee	(221,984.50)
Transfer to Collection Account	-
Available Funds	14,984,423.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	470,610.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	9,605,014.74
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	667,366.61

Total Distributions of Available Funds	14,984,423.28

Servicing Fee	221,984.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 09/15/21	253,813,755.37
Principal Paid	13,755,665.31
Note Balance @ 10/15/21	240,058,090.06

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-3
Note Balance @ 09/15/21	134,643,755.37
Principal Paid	13,755,665.31
Note Balance @ 10/15/21	120,888,090.06
Note Factor @ 10/15/21	44.9498364%

Class A-4
Note Balance @ 09/15/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	81,820,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	24,900,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Note Balance @ 09/15/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	12,450,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	561,391.36
Total Principal Paid	13,755,665.31
Total Paid	14,317,056.67

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	290,606.11
Principal Paid	13,755,665.31
Total Paid to A-3 Holders	14,046,271.42

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6779679
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.6121192
Total Distribution Amount	17.2900871

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0805611
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.1477107
Total A-3 Distribution Amount	52.2282718

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	698.26
Noteholders' Principal Distributable Amount	301.74

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	2,075,325.29
Investment Earnings	44.52
Investment Earnings Paid	(44.52)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$987,990.95	$849,784.52	$1,161,925.08
Number of Extensions	47	42	54
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.30%	0.39%